Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - Finite-Lived Intangible Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 39,324	$ 40,433
Accumulated Amortization	(12,412)	(6,955)
Impairment	(4,629)
Net Carrying Amount	22,283	33,478
IP Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	162	172
Accumulated Amortization	(91)	(54)
Impairment
Net Carrying Amount	71	$ 118
Remaining Weighted Average Useful Life		1 year 9 months
Trade Name/Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,590	$ 3,602
Accumulated Amortization	(1,414)	(662)
Impairment	(593)
Net Carrying Amount	1,583	$ 2,940
Remaining Weighted Average Useful Life		4 years
Webstores And Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	404	$ 404
Accumulated Amortization	(258)	(123)
Impairment	(146)
Net Carrying Amount		$ 281
Remaining Weighted Average Useful Life		0 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	9,121	$ 9,294
Accumulated Amortization	(2,776)	(1,440)
Impairment	(749)
Net Carrying Amount	5,596	$ 7,854
Remaining Weighted Average Useful Life		2 years 10 months 9 days
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	21,777	$ 22,175
Accumulated Amortization	(5,385)	(3,010)
Impairment	(2,921)
Net Carrying Amount	13,471	$ 19,165
Remaining Weighted Average Useful Life		5 years 2 months 19 days
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	4,270	$ 4,786
Accumulated Amortization	(2,488)	(1,666)
Impairment	(220)
Net Carrying Amount	1,562	$ 3,120
Remaining Weighted Average Useful Life		8 months 26 days
Less discontinued operations [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	(26,911)	$ (27,789)
Accumulated Amortization	7,621	4,321
Impairment	1
Net Carrying Amount	(19,289)	(23,468)
Intangible assets, continuing operations [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,413	12,644
Accumulated Amortization	(4,791)	(2,634)
Impairment	(4,628)
Net Carrying Amount	$ 2,994	$ 10,010